Stock Plans, Share-Based Payments and Warrants - Summary of Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Shares, Granted	127,017	256,849
Weighted Average Grant Date Fair Value, Granted	$ 4.32	$ 3.24
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested Beginning Balance	88,817	106,369
Shares, Granted	49,890	90,787
Shares, Vested	(83,722)	(108,339)
Shares, Forfeited	(5,095)
Shares, Nonvested Ending Balance	49,890	88,817
Weighted Average Grant Date Fair Value, Nonvested Beginning Balance	$ 4.50	$ 3.18
Weighted Average Grant Date Fair Value, Granted	5.58	4.48
Weighted Average Grant Date Fair Value, Vested	4.50	3.18
Weighted Average Grant Date Fair Value, Forfeited	4.50
Weighted Average Grant Date Fair Value, Nonvested Ending Balance	$ 5.58	$ 4.50